Intangible Assets, Net (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Units	Sep. 30, 2014 USD ($)	Dec. 31, 2014 Units
Patent, amortization period			15 years		15 years
Amortization expense | $	$ 2,703	$ 7,652	$ 14,365	$ 22,955
Patents, Units			20		20
Patents expiration date			patents will expire during the years of 2023 to 2028.		patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, Units			13		13
Number of patent application pending			1		1
China, India, Japan And Hong Kong [Member]
Patents, Units			7		7
Europe, Canada, and Brazil [Member]
Number of patent application pending			5		5